Related Party Transactions Shares held by principal shareholders (Details) (USD $)	May 31, 2013	Jun. 30, 2012	Jan. 13, 2012
Related Party Transactions Shares held by principal shareholders
Common stock shares Redeemed held by Mr.Dan M Ferris, Sole Officer and Director of the company			7,500,000
Common stock redeemed total consideration			$ 1.00
Common stock shares held by Mr.Ferris after redemption			7,500,000
Percentage of Common stock owned		7.45%	8.33%
Common stock shares Redeemed held by Mr.John G Rhoden			22,500,000
Common stock redeemed total consideration,			1.00
Common stock shares held by Mr.John G Rhoden after redemption			22,500,000
Percentage of Common stock owned,		22.32%	25.00%
Shares of Common Stock held by Dan Ferris		7,504,954
Shares of Common Stock held by John G. Rhoden		22,500,000
Amount payable to Maurice Bideaux		38,910
Note payable,secured by shares of the Company owned by Mr. Ferris	3,750,000
Repayment of the note and related interest total remaining balance	$ 25,540